SUBSEQUENT EVENTS	9 Months Ended	12 Months Ended
	Mar. 31, 2025	Jun. 30, 2024
SUBSEQUENT EVENTS

Note 16 — SUBSEQUENT EVENTS

The Company has evaluated subsequent events through the date of issuance of the unaudited condensed consolidated financial statements, and did not identify any other subsequent events with material financial impact on the Company’s unaudited condensed consolidated financial statements.

Gamehaus Inc [Member]
SUBSEQUENT EVENTS

Note 16 — SUBSEQUENT EVENTS

The Company has evaluated subsequent events through the date of issuance of the consolidated financial statements, and did not identify any other subsequent events with material financial impact on the Company’s consolidated financial statements.